Schedule of Supplemental Disclosure of Cash Flow Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Dividends Payable [Line Items]
Cash paid for interest	$ 5,937	$ 8,737	$ 1,066	$ 174,551
Cash paid for income taxes
Series C Preferred Stock [Member]
Dividends Payable [Line Items]
Series Preferred Stock issued	15,250		122,000
Series B Preferred Stock [Member]
Dividends Payable [Line Items]
Series Preferred Stock issued			$ 9,086,396
Series A Band C Preferred Stock [Member]
Dividends Payable [Line Items]
Series Preferred Stock issued		$ 9,208,396